5. Bank Premises and Equipment (Details) - USD ($)	Dec. 31, 2016	Dec. 31, 2015
Property, Plant and Equipment [Abstract]
Buildings and improvements	$ 11,213,737	$ 11,176,189
Land and land improvements	2,433,971	2,377,703
Furniture and equipment	9,277,592	8,752,908
Leasehold improvements	1,117,085	1,048,409
Capital lease	991,014	976,907
Other prepaid assets	125,584	514,476
Bank premises and equipment, gross	25,158,983	24,846,592
Less accumulated depreciation and amortization	(14,328,427)	(13,386,385)
Bank premises and equipment, net	$ 10,830,556	$ 11,460,207